Other gains (Tables)	12 Months Ended
Jun. 30, 2026
Other Gains
Schedule of gain (loss) on sale of assets
	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Australian solar projects	-	-	32
Gains/(losses) on effectuation of DOCA	-	-	-
Other gains	1,272	16	57
Total other gains	1,272	16	89